UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected
Bond Fund

June 30, 2013

1.804977.109

IFB-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 36,411,480	$ 30,607,678
0.75% 2/15/42	56,086,495	49,385,779
1.75% 1/15/28	34,545,109	38,696,005
2% 1/15/26	93,142,995	107,562,993
2.125% 2/15/40	39,774,914	48,314,561
2.125% 2/15/41	65,389,955	79,584,298
2.375% 1/15/25	121,736,582	145,019,787
2.375% 1/15/27	92,709,240	111,541,311
2.5% 1/15/29	4,982,214	6,139,810
3.375% 4/15/32	1,310	1,840
3.625% 4/15/28	105,601,269	146,544,307
3.875% 4/15/29	93,641,886	134,919,683
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	132,121,542	135,578,129
0.125% 4/15/17	86,000,040	88,280,347
0.125% 4/15/18	55,328,350	56,771,722
0.125% 1/15/22	178,050,153	174,382,808
0.125% 7/15/22	95,330,880	93,177,513
0.125% 1/15/23	45,838,520	44,416,303
0.5% 4/15/15	63,523,376	65,146,109
0.625% 7/15/21	167,505,644	172,941,712
1.125% 1/15/21	100,986,900	108,008,871
1.25% 7/15/20	117,557,370	127,718,831
1.375% 7/15/18	32,752,254	35,781,605
1.375% 1/15/20	57,530,690	62,697,410
1.625% 1/15/15	68,478,581	71,239,012
1.625% 1/15/18	77,462,872	84,815,873
1.875% 7/15/15	119,491,225	127,113,698
1.875% 7/15/19	72,532,728	81,800,803
2% 7/15/14	76,929,180	79,465,255
2% 1/15/16	44,638,341	47,965,484
2.125% 1/15/19	64,812,106	73,313,322
2.375% 1/15/17	80,255,760	88,983,487
2.5% 7/15/16	98,449,830	108,886,973
2.625% 7/15/17	85,047,964	96,509,785
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,783,711,604)		2,923,313,104
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4433% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 6,759
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.068% 9/25/34 (a)	103,800	66,542
TOTAL ASSET-BACKED SECURITIES (Cost $57,423)		73,301
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) # (Cost $1,686,000)	$ 1,686,007	1,686,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,785,455,027)		2,925,072,405
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,026,304
NET ASSETS - 100%		$ 2,942,098,709
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 127,688	$ (100,019)	$ -	$ (100,019)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,686,000 due 7/01/13 at 0.05%
ING Financial Markets LLC	$ 1,153,669
Mizuho Securities USA, Inc.	532,331
$ 1,686,000
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,923,313,104	$ -	$ 2,923,313,104	$ -
Asset-Backed Securities	$ 73,301	$ -	$ 66,542	$ 6,759
Cash Equivalents	1,686,000	-	1,686,000	-
Total Investments in Securities:	$ 2,925,072,405	$ -	$ 2,925,065,646	$ 6,759
Derivative Instruments:
Liabilities
Swaps	$ (100,019)	$ -	$ (100,019)	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,784,510,856. Net unrealized appreciation aggregated $140,561,549, of which $189,342,720 related to appreciated investment securities and $48,781,171 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.804848.109

AIFB-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 36,411,480	$ 30,607,678
0.75% 2/15/42	56,086,495	49,385,779
1.75% 1/15/28	34,545,109	38,696,005
2% 1/15/26	93,142,995	107,562,993
2.125% 2/15/40	39,774,914	48,314,561
2.125% 2/15/41	65,389,955	79,584,298
2.375% 1/15/25	121,736,582	145,019,787
2.375% 1/15/27	92,709,240	111,541,311
2.5% 1/15/29	4,982,214	6,139,810
3.375% 4/15/32	1,310	1,840
3.625% 4/15/28	105,601,269	146,544,307
3.875% 4/15/29	93,641,886	134,919,683
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	132,121,542	135,578,129
0.125% 4/15/17	86,000,040	88,280,347
0.125% 4/15/18	55,328,350	56,771,722
0.125% 1/15/22	178,050,153	174,382,808
0.125% 7/15/22	95,330,880	93,177,513
0.125% 1/15/23	45,838,520	44,416,303
0.5% 4/15/15	63,523,376	65,146,109
0.625% 7/15/21	167,505,644	172,941,712
1.125% 1/15/21	100,986,900	108,008,871
1.25% 7/15/20	117,557,370	127,718,831
1.375% 7/15/18	32,752,254	35,781,605
1.375% 1/15/20	57,530,690	62,697,410
1.625% 1/15/15	68,478,581	71,239,012
1.625% 1/15/18	77,462,872	84,815,873
1.875% 7/15/15	119,491,225	127,113,698
1.875% 7/15/19	72,532,728	81,800,803
2% 7/15/14	76,929,180	79,465,255
2% 1/15/16	44,638,341	47,965,484
2.125% 1/15/19	64,812,106	73,313,322
2.375% 1/15/17	80,255,760	88,983,487
2.5% 7/15/16	98,449,830	108,886,973
2.625% 7/15/17	85,047,964	96,509,785
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,783,711,604)		2,923,313,104
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4433% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 6,759
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.068% 9/25/34 (a)	103,800	66,542
TOTAL ASSET-BACKED SECURITIES (Cost $57,423)		73,301
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) # (Cost $1,686,000)	$ 1,686,007	1,686,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,785,455,027)		2,925,072,405
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,026,304
NET ASSETS - 100%		$ 2,942,098,709
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 127,688	$ (100,019)	$ -	$ (100,019)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,686,000 due 7/01/13 at 0.05%
ING Financial Markets LLC	$ 1,153,669
Mizuho Securities USA, Inc.	532,331
$ 1,686,000
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,923,313,104	$ -	$ 2,923,313,104	$ -
Asset-Backed Securities	$ 73,301	$ -	$ 66,542	$ 6,759
Cash Equivalents	1,686,000	-	1,686,000	-
Total Investments in Securities:	$ 2,925,072,405	$ -	$ 2,925,065,646	$ 6,759
Derivative Instruments:
Liabilities
Swaps	$ (100,019)	$ -	$ (100,019)	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,784,510,856. Net unrealized appreciation aggregated $140,561,549, of which $189,342,720 related to appreciated investment securities and $48,781,171 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013